REVERSE TAKEOVER - Purchase price consideration (Details) - Newton Energy Corporation	Oct. 01, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration	$ 1,665,194
Transaction costs	571,435
Total consideration including transaction cost	2,236,629
Identifiable assets acquired: Newton Cash	66,487
Listing Expense	2,170,142
Option
Disclosure of detailed information about business combination [line items]
Total consideration	74,982
Common Shares
Disclosure of detailed information about business combination [line items]
Total consideration	$ 1,590,212